SUPPLEMENT DATED FEBRUARY 22, 2022
          TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUSES
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                        Variable Separate Account
          Polaris Advisory Variable Annuity dated November 8, 2021
                 Polaris Platinum III Variable Annuity dated November 8, 2021
            Polaris Preferred Solution Variable Annuity dated November 8, 2021
          Polaris Retirement Protector Variable Annuity dated November 8, 2021
                    Polaris Variable Annuity dated November 8, 2021
                  Polaris II Variable Annuity dated November 8, 2021
                 Polaris Choice II Variable Annuity dated November 8, 2021
               Polaris Choice III Variable Annuity dated November 8, 2021
                Polaris Choice IV Variable Annuity dated November 8, 2021
              Polaris Platinum II Variable Annuity dated November 8, 2021

                     Variable Annuity Account Seven
    Polaris II A-Class Platinum Series Variable Annuity dated November 8, 2021
        Polaris Platinum O-Series Variable Annuity dated dated January 1, 2022

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS Variable Separate Account
             Polaris Platinum III Variable Annuity dated November 8, 2021
            Polaris Platinum O-Series Variable Annuity dated October 15, 2021 Polaris Preferred Solution Variable Annuity dated November 8, 2021
          Polaris Retirement Protector Variable Annuity dated November 8, 2021

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         VALIC Separate Account A
              Polaris Platinum Elite Variable Annuity dated  November 8, 2021
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This supplement updates certain information in the most recent Prospectus and
Summary Prospectus (together, the "Prospectus"). This supplement updates certain information contained in Appendix A - Underlying Funds Available Under the Contract in the Prospectus. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about February 22, 2022, the SA Wellington Real Return Portfolio will be renamed to SA American Century Inflation Protection Portfolio (the "Fund") and the subadvisor will be changed from Wellington Management Company LLP to American Century Investment Management, Inc. Certain other changes were also made to the Fund, including but not limited to, its investment goal, principal investment strategies and techniques.


Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

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